Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Forward Purchase And Sales Contracts

	Value	Barrels
Forward purchase contracts	$20.3	0.2
Forward sale contracts	$60.0	0.5

Schedule Of NYMEX Contracts And Butane Price Swap Purchase Agreements

Type of Contract/Accounting Methodology	Product Represented by the Contract and Associated Barrels	Maturity Dates
NYMEX - Cash Flow Hedges	0.2 million barrels of refined petroleum products	Between January and March 2013
NYMEX - Fair Value Hedges	0.7 million barrels of crude oil	Between April and November 2013
NYMEX - Economic Hedges	1.6 million barrels of refined petroleum products and crude oil	Between January and April 2013
Butane Futures Agreements - Economic Hedges	0.2 million barrels of butane	Between January and April 2013

Derivatives And Hedging-Fair Value Hedges

		Year Ended December 31, 2011
Derivative Instrument	Location of Gain Recognized on Derivative	Amount of Gain Recognized on Derivative	Amount of Interest Expense Recognized on Fixed-Rate Debt (Related Hedged Item)
Interest rate swap agreements	Interest expense	$1,275	$7,556

Derivatives And Hedging-Cash Flow Hedges

	Year Ended December 31, 2011
Derivative Instrument	Amount of Gain Recognized in AOCL on Derivative	Location of Gain Reclassified from AOCL into Income	Amount of Gain Reclassified from AOCL into Income
Interest rate swap agreements	$—	Interest expense	$164
NYMEX commodity contracts	7,739	Product sales revenues	7,739
Total cash flow hedges	$7,739	Total	$7,903

	Year Ended December 31, 2012
Derivative Instrument	Amount of Gain Recognized in AOCL on Derivative	Location of Gain Reclassified from AOCL into Income	Amount of Gain Reclassified from AOCL into Income
Interest rate swap agreements	$10,977	Interest expense	$164
NYMEX commodity contracts	2,912	Product sales revenues	2,760
Total cash flow hedges	$13,889	Total	$2,924

Derivatives And Hedging-Overall-Subsequent Measurement

		Amount of Gain (Loss) Recognized on Derivative
		Year Ended December 31,
Derivative Instrument	Location of Gain (Loss) Recognized on Derivative	2011	2012
NYMEX commodity contracts	Product sales revenues	$(23,218)	$(36,959)
NYMEX commodity contracts	Operating expenses	(331)	(2,055)
Butane futures agreements	Product purchases	(14)	1,203
	Total	$(23,563)	$(37,811)

Derivatives And Hedging-Designated

	December 31, 2011
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
NYMEX commodity contracts	Energy commodity derivatives contracts	$31	Energy commodity derivatives contracts	$—
NYMEX commodity contracts	Other noncurrent assets	—	Other noncurrent liabilities	6,457
		$31		$6,457

	December 31, 2012
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
NYMEX commodity contracts	Energy commodity derivatives contracts	$473	Energy commodity derivatives contracts	$207

Derivatives And Hedging-Nondesignated

	December 31, 2011
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
NYMEX commodity contracts	Energy commodity derivatives contracts	$6,403	Energy commodity derivatives contracts	$1,514
Butane futures agreements	Energy commodity derivatives contracts	28	Energy commodity derivatives contracts	34
	Total	$6,431	Total	$1,548
	December 31, 2012
	Asset Derivatives		Liability Derivatives
Derivative Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
NYMEX commodity contracts	Energy commodity derivatives contracts	$227	Energy commodity derivatives contracts	$8,954
Butane futures agreements	Energy commodity derivatives contracts	1,350	Energy commodity derivatives contracts	227
	Total	$1,577	Total	$9,181